Notes Payable-Related Party	12 Months Ended
Dec. 31, 2020
PHONEBRASIL INTERNATIONAL, INC. [Member]
Notes Payable-Related Party [Line Items]
NOTES PAYABLE-RELATED PARTY

NOTE 3 — NOTES PAYABLE-RELATED PARTY

As of December 31, 2020, and December 31, 2019, the balances of notes payable related party were $-0- and $7,500 respectively.

David Lazar, the Company’s Court-appointed Custodian was considered a related party through the period ended December 9, 2020, when pursuant to an SPA, sold his interest in the Company — see Note 1, Organization and Description of the Business. Under the terms of the SPA, Mr. Lazar forgave $41,229 in related loans. This amount was treated as an addition to paid-in capital on the Company’s balance sheet.